Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2023		$ 54	$ 48	$ 8,496,710	$ (9,153,001)	$ 288,990	$ (367,199)
Balance, shares at Jun. 30, 2023	[1]	55,849	50,326
Issuance of ordinary shares from private placement exercise (Note 10)		$ 4		1,724,069			1,724,073
Issuance of ordinary shares from private placement exercise (Note 10), shares	[1]	4,150
Stock based compensation		$ 21		9,119,743			9,119,764
Stock based compensation, shares	[1]	21,967
Issuance of ordinary shares from public offering exercise (“IPO”)		$ 10		9,126,366			9,126,376
Issuance of ordinary shares from public offering exercise ("IPO"), shares	[1]	10,781
Cashless exercise of common stock warrants		$ 1					1
Cashless exercise of common stock warrants, shares	[1]	643
Net loss					(15,602,792)		(15,602,792)
Foreign currency translation adjustment						139,230	139,230
Balance at Jun. 30, 2024		$ 90	$ 48	28,466,888	(24,755,793)	428,220	4,139,453
Balance, shares at Jun. 30, 2024	[1]	93,390	50,326
Stock based compensation				414,051			414,051
Net loss					(3,383,806)		(3,383,806)
Foreign currency translation adjustment						163,030	163,030
Issuance of SEPA commitment shares (Note 10)		$ 1		99,989			99,990
Issuance of SEPA commitment shares (Note 10), shares	[1]	1,290
Issuance of ordinary shares in relation to the SEPA(Note 10)		$ 24		984,035			984,059
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	[1]	24,730
Purchase of shares issued under securities purchase agreement		$ 4		199,996			200,000
Purchase of shares issued under securities purchase agreement, shares	[1]	3,748
Shares transfer from class B to class A		$ 2	$ (2)
Shares transfer from class B to class A, shares	[1]	1,678	(1,678)
Share reverse split round up
Share reverse split round up, shares	[1]	1
Balance at Jun. 30, 2025		$ 121	$ 46	30,164,959	(28,139,599)	591,250	2,616,777
Balance, shares at Jun. 30, 2025	[1]	124,837	48,648
Stock based compensation		$ 327	$ 247	3,047,219			3,047,793
Stock based compensation, shares	[1]	340,743	257,297
Net loss					(3,187,380)		(3,187,380)
Foreign currency translation adjustment						(158,265)	(158,265)
Issuance of ordinary shares in relation to the SEPA(Note 10)		$ 265		2,596,678			2,596,943
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	[1]	276,399
Purchase of shares issued under securities purchase agreement		$ 16		899,984			900,000
Purchase of shares issued under securities purchase agreement, shares	[1]	16,666
Share reverse split round up
Share reverse split round up, shares	[1]	48	2
Issuance of ordinary shares in relation to the ATM(Note 10)		$ 308		4,072,751			4,073,059
Issuance of ordinary shares in relation to the ATM(Note 10), shares	[1]	320,876
Balance at Jun. 30, 2026		$ 1,037	$ 293	$ 40,781,591	$ (31,326,979)	$ 432,985	$ 9,888,927
Balance, shares at Jun. 30, 2026	[1]	1,079,569	305,947

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 23, 2025 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on September 25, 2025). Retroactively restated to give effect to a share consolidation at a ratio of 1:6 ordinary shares effective on June 22, 2026 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on June 29, 2026).